PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 10,177	$ 12,690	$ 11,277
Lease gross income	5,141	5,401	5,448
Impairment of held for sale asset	$ 0	0	$ 771
Receipts from sale of held for sale asset		2,168
Recognized a capital gain		$ 2,084